CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Revenue from rendering of services, related party transactions	$ 5,937,000	$ 5,590,000	$ 6,462,000
Depreciation and amortization expense, production	4,022,000	4,339,000	4,281,000
Depreciation and amortization expense, non-production	16,521,000	11,789,000	6,637,000
Shared-based compensation expense, production	4,248,000	5,666,000	917,000
Shared-based compensation expense, non-production	8,665,000	8,798,000	2,703,000
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	3,421,000	5,000	928,000
Allowance for impairment of tax credits, net of recoveries	48,000	1,586,000
Impairment loss recognised in profit or loss (note 4.12)	306,000	4,708,000	0
Gain on remeasurement of the contingent consideration	6,700,000	6,735,000	418,000
Gain on remeasurement of valuation of call and put option over non-controlling interest (note 27.10.2)	1,611,000	1,727,000	2,981,000
Derecognition of call option over non-controlling interest	455,000
Impairment of investments in Collokia	800,000	0	0
Difier S.A.
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction		$ 225,000	225,000
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 625,000
Collokia investment
Disclosure of detailed information about business combination [line items]
Impairment of investments in Collokia	(800,000)
WAE
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ (1,038,000)